INCOME (LOSS) PER SHARE (Details)			12 Months Ended
		Nov. 18, 2014 $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss):			¥ 33,135,116	$ 4,772,449	¥ 696,338,805	¥ (93,145,437)
Accretion on convertible redeemable preferred shares to redemption value | ¥						(250,774,772)
Numerator for basic and diluted net income (loss) per share | ¥			¥ 33,135,116		¥ 696,338,805	¥ (343,920,209)
Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding			137,621,702	137,621,702	126,758,363	19,198,145
Dilutive effect of share options			897,122	897,122	1,593,216
Dilutive effect of restricted shares			33,207	33,207	52,298
Denominator for diluted income (loss) per share calculation			138,552,031	138,552,031	128,403,877	19,198,145
Basic net income (loss) per share attributable to the Company's common shareholders | (per share)			¥ 0.24	$ 0.03	¥ 5.49	¥ (17.91)
Diluted net income (loss) per share attributable to the Company's common shareholders | (per share)			0.24	0.03	5.42	(17.91)
Basic net income (loss) per ADS | (per share)	[1]		0.48	0.07	10.99	(35.82)
Diluted net income (loss) per ADS | (per share)	[1]		¥ 0.48	$ 0.07	¥ 10.85	¥ (35.82)
Redeemable Convertible Preferred Stock
Denominator:
Weighted average basis were anti-dilutive and excluded from the calculation of diluted net income loss per share						67,288,845
Share Options and Restricted Shares
Denominator:
Weighted average basis were anti-dilutive and excluded from the calculation of diluted net income loss per share			2,753,664	2,753,664	2,828,588	4,443,455
ADS | IPO
Denominator:
Shares issued (in shares)		10,000,000
Offering price (in dollars per share) | $ / shares		$ 12.00

[1]	Each ADS represents two Class A common shares